UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2014


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2014




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA ULTRA SHORT-TERM BOND FUND
MARCH 31, 2014

                                                                      (Form N-Q)

94424-0514                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA ULTRA SHORT-TERM BOND FUND
March 31, 2014 (unaudited)

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (49.3%)

               CONSUMER DISCRETIONARY (2.5%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.4%)
$    1,000     Ford Motor Credit Co., LLC                             3.88%        1/15/2015     $   1,024
     1,000     Ford Motor Credit Co., LLC                             1.49 (a)     5/09/2016         1,017
                                                                                                 ---------
                                                                                                     2,041
                                                                                                 ---------
               CABLE & SATELLITE (1.0%)
     2,500     CSC Holdings, LLC (b),(c)                              2.20         4/16/2018         2,496
     1,000     NBC Universal Enterprise (d)                           0.78 (a)     4/15/2016         1,003
     2,000     Time Warner Cable, Inc.                                5.85         5/01/2017         2,250
                                                                                                 ---------
                                                                                                     5,749
                                                                                                 ---------
               CASINOS & GAMING (0.4%)
     1,975     MGM Resorts International (b)                          2.90        12/20/2017         1,980
                                                                                                 ---------
               HOTELS, RESORTS & CRUISE LINES (0.3%)
     1,865     Hyatt Hotels Corp.                                     3.88         8/15/2016         1,964
                                                                                                 ---------
               SPECIALTY STORES (0.4%)
     2,000     Staples, Inc.                                          2.75         1/12/2018         2,024
                                                                                                 ---------
               Total Consumer Discretionary                                                         13,758
                                                                                                 ---------
               CONSUMER STAPLES (1.5%)
               -----------------------
               DRUG RETAIL (0.4%)
     2,000     CVS Caremark Corp.                                     2.25        12/05/2018         2,004
                                                                                                 ---------
               FOOD RETAIL (1.1%)
     4,000     Aramark Corp. (b)                                      3.25         9/07/2019         3,969
     2,000     Safeway, Inc.                                          5.63         8/15/2014         2,030
                                                                                                 ---------
                                                                                                     5,999
                                                                                                 ---------
               Total Consumer Staples                                                                8,003
                                                                                                 ---------
               ENERGY (1.8%)
               -------------
               OIL & GAS DRILLING (0.2%)
     1,000     Nabors Industries, Inc. (d)                            2.35         9/15/2016         1,024
                                                                                                 ---------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,650     EQT Corp.                                              5.15         3/01/2018         1,788
                                                                                                 ---------
               OIL & GAS REFINING & MARKETING (0.1%)
       795     Tesoro Corp. (b)                                       2.40         5/30/2016           798
                                                                                                 ---------
               OIL & GAS STORAGE & TRANSPORTATION (1.2%)
     3,000     Boardwalk Pipelines, LLC                               5.50         2/01/2017         3,246
     1,000     Enbridge, Inc.                                         0.90 (a)    10/01/2016         1,004
     1,000     Sabine Pass LNG, LP                                    7.50        11/30/2016         1,110
     1,000     Sabine Pass LNG, LP (d)                                7.50        11/30/2016         1,075
                                                                                                 ---------
                                                                                                     6,435
                                                                                                 ---------
               Total Energy                                                                         10,045
                                                                                                 ---------

================================================================================

1  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
               FINANCIALS (35.9%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
$    1,000     State Street Bank & Trust Co.                          0.44% (a)   12/08/2015     $     999
                                                                                                 ---------
               CONSUMER FINANCE (3.7%)
     6,000     American Express Bank, FSB                             0.46 (a)     6/12/2017         5,963
     4,000     American Honda Finance Corp. (d)                       0.61 (a)     5/26/2016         4,020
     2,000     Capital One Bank, N.A.                                 2.25         2/13/2019         1,987
     2,000     Capital One Financial Corp.                            1.39 (a)     7/15/2014         2,006
     3,530     Capital One, N.A.                                      0.68 (a)     3/22/2016         3,536
     1,000     Caterpillar Financial Services Corp.                   0.47 (a)     2/26/2016         1,003
     2,000     Ford Motor Credit Co., LLC                             2.75         5/15/2015         2,041
                                                                                                 ---------
                                                                                                    20,556
                                                                                                 ---------
               DIVERSIFIED BANKS (4.1%)
     2,000     Barclays Bank plc                                      5.20         7/10/2014         2,026
     3,000     Canadian Imperial Bank                                 0.76 (a)     7/18/2016         3,018
       975     HSBC USA, Inc.                                         4.63         4/01/2014           975
     2,000     HSBC USA, Inc.                                         2.38         2/13/2015         2,035
     1,400     SSIF Nevada, LP (d)                                    0.94 (a)     4/14/2014         1,400
     2,000     Svenska Handelsbanken AB                               0.70 (a)     9/23/2016         2,011
     1,300     U.S. Bancorp                                           3.44         2/01/2016         1,358
     2,000     Wachovia Corp.                                         0.58 (a)    10/28/2015         2,001
     3,000     Wachovia Corp.                                         0.61 (a)    10/15/2016         2,991
     2,500     Wells Fargo & Co.                                      0.44 (a)    10/28/2015         2,502
     2,000     Wells Fargo Bank N.A.                                  0.45 (a)     5/16/2016         1,991
                                                                                                 ---------
                                                                                                    22,308
                                                                                                 ---------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
     1,000     Credit Suisse New York                                 3.50         3/23/2015         1,029
                                                                                                 ---------
               LIFE & HEALTH INSURANCE (3.9%)
     2,067     Lincoln National Corp.                                 4.30         6/15/2015         2,150
       725     MetLife Global Funding I (d)                           5.13         6/10/2014           732
     2,000     MetLife Global Funding I (d)                           1.88         6/22/2018         1,979
     1,500     MetLife Institutional Fund (d)                         1.14 (a)     4/04/2014         1,500
     1,000     New York Life Global Funding (d)                       1.30         1/12/2015         1,007
     1,000     New York Life Global Funding (d)                       0.80         2/12/2016         1,002
     1,000     Principal Life Global Funding II (d)                   1.00        12/11/2015         1,001
     2,000     Principal Life Income Funding Trust                    5.55         4/27/2015         2,108
     3,200     Prudential Covered Trust (d)                           3.00         9/30/2015         3,286
     4,286     Prudential Holdings, LLC (d)                           1.11 (a)    12/18/2017         4,303
     2,000     Sun Canada Financial Co. (d)                           7.25        12/15/2015         2,144
                                                                                                 ---------
                                                                                                    21,212
                                                                                                 ---------
               MULTI-LINE INSURANCE (0.2%)
     1,000     MassMutual Global Funding, LLC (d)                     2.10         8/02/2018           994
                                                                                                 ---------
               MULTI-SECTOR HOLDINGS (1.0%)
     5,000     Leucadia National Corp. (e)                            8.13         9/15/2015         5,481
                                                                                                 ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (7.0%)
     2,000     Bank of America Corp.                                  1.79 (a)     7/11/2014         2,007
     1,000     Bank of America Corp.                                  1.05 (a)     3/22/2016         1,007
     3,250     Bank of America Corp.                                  0.57 (a)     8/15/2016         3,213
     2,000     Bank of America Corp.                                  0.50 (a)    10/14/2016         1,988
     1,500     Citigroup, Inc.                                        5.13         5/05/2014         1,506
     1,000     Citigroup, Inc.                                        5.00         9/15/2014         1,020
     1,000     Citigroup, Inc.                                        2.25         8/07/2015         1,019
     1,000     Citigroup, Inc.                                        1.25         1/15/2016         1,004
     5,000     Citigroup, Inc.                                        0.51 (a)     6/09/2016         4,942
     1,000     General Electric Capital Corp.                         0.49 (a)     9/15/2014         1,001
     2,000     General Electric Capital Corp.                         1.28 (a)     7/02/2015         2,022
     1,000     General Electric Capital Corp.                         0.84 (a)    12/11/2015         1,007

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
$    1,500     General Electric Capital Corp.                         0.44% (a)    1/08/2016     $   1,500
     2,000     General Electric Capital Corp.                         0.89 (a)     7/12/2016         2,020
     1,697     General Electric Capital Corp.                         0.55 (a)    12/20/2016         1,689
     2,000     International Lease Finance Corp.                      2.18 (a)     6/15/2016         2,025
     2,565     JPMorgan Chase & Co. (e)                               5.13         9/15/2014         2,619
     2,168     JPMorgan Chase & Co.                                   5.25         5/01/2015         2,269
     2,841     JPMorgan Chase & Co.                                   1.44 (a)     9/01/2015         2,842
     2,000     JPMorgan Chase & Co.                                   0.94 (a)     3/31/2016         1,990
                                                                                                 ---------
                                                                                                    38,690
                                                                                                 ---------
               PROPERTY & CASUALTY INSURANCE (0.8%)
     2,374     CNA Financial Corp.                                    5.85        12/15/2014         2,461
     2,000     White Mountains Insurance Group Ltd. (d)               6.38         3/20/2017         2,235
                                                                                                 ---------
                                                                                                     4,696
                                                                                                 ---------
               REAL ESTATE OPERATING COMPANIES (0.3%)
       500     PPF Funding, Inc. (d)                                  5.13         6/01/2015           520
     1,068     PPF Funding, Inc. (d)                                  5.63         1/15/2017         1,143
                                                                                                 ---------
                                                                                                     1,663
                                                                                                 ---------
               REGIONAL BANKS (8.2%)
     6,000     Branch Banking & Trust Co. (e)                         0.55 (a)     9/13/2016         5,968
     2,000     Cullen/Frost Bankers, Inc.                             0.77 (a)     2/15/2017         1,984
     2,200     Fifth Third Bancorp                                    0.65 (a)    12/20/2016         2,182
     3,000     Fifth Third Bank                                       0.64 (a)     2/26/2016         3,007
     1,000     Fifth Third Bank                                       0.75 (a)    11/18/2016         1,004
     4,000     Huntington National Bank                               1.35         8/02/2016         4,022
     1,968     Key Bank, N.A.                                         4.95         9/15/2015         2,078
     1,661     National City Bank                                     0.58 (a)    12/15/2016         1,651
     4,225     National City Bank                                     0.60 (a)     6/07/2017         4,196
     1,000     PNC Bank, N.A.                                         2.20         1/28/2019           998
     1,500     Regions Financial Corp.                                7.75        11/10/2014         1,563
     1,000     Suntrust Bank                                          0.55 (a)     4/01/2015           998
     4,900     Suntrust Bank                                          0.53 (a)     8/24/2015         4,888
       772     Suntrust Bank                                          5.00         9/01/2015           815
     4,000     Susquehanna Bancshares, Inc.                           2.06 (a)     5/01/2014         4,000
     2,000     Union Bank, N.A.                                       1.50         9/26/2016         2,029
     3,500     Zions Bancorp.                                         6.00         9/15/2015         3,688
                                                                                                 ---------
                                                                                                    45,071
                                                                                                 ---------
               REITs - DIVERSIFIED (0.8%)
     1,275     Liberty Property, LP                                   5.65         8/15/2014         1,297
       850     Mid-America Apartments, LP (d)                         5.50        10/01/2015           906
     2,000     Washington REIT                                        5.35         5/01/2015         2,085
                                                                                                 ---------
                                                                                                     4,288
                                                                                                 ---------
               REITs - INDUSTRIAL (0.1%)
       600     ProLogis, LP                                           4.00         1/15/2018           639
                                                                                                 ---------
               REITS - OFFICE (1.7%)
     1,942     CommonWealth REIT                                      5.75        11/01/2015         2,032
     1,595     Digital Realty Trust, LP                               4.50         7/15/2015         1,653
       640     Mack-Cali Realty, LP                                   5.13         1/15/2015           660
     2,552     Mack-Cali Realty, LP                                   2.50        12/15/2017         2,565
     2,240     Reckson Operating Partnership, LP                      5.88         8/15/2014         2,278
                                                                                                 ---------
                                                                                                     9,188
                                                                                                 ---------
               REITs - RESIDENTIAL (0.4%)
     1,000     UDR, Inc.                                              5.50         4/01/2014         1,000
     1,350     UDR, Inc.                                              4.25         6/01/2018         1,444
                                                                                                 ---------
                                                                                                     2,444
                                                                                                 ---------
               REITs - RETAIL (2.4%)
     1,120     DDR Corp.                                              5.50         5/01/2015         1,173
       820     Equity One, Inc.                                       6.00         9/15/2017           915
       905     Kimco Realty Corp.                                     5.58        11/23/2015           972

================================================================================

3  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
$    4,050     National Retail Properties, Inc.                       6.25%        6/15/2014     $   4,091
       500     Pan Pacific Retail Properties, Inc.                    5.25         9/01/2015           530
       500     Realty Income Corp.                                    5.38         9/15/2017           555
     2,000     Regency Centers, LP                                    5.25         8/01/2015         2,110
     2,596     Simon Property Group, LP                               4.20         2/01/2015         2,651
                                                                                                 ---------
                                                                                                    12,997
                                                                                                 ---------
               REITs - SPECIALIZED (0.5%)
     1,000     Health Care Property Investors, Inc.                   5.63         5/01/2017         1,121
       755     Hospitality Properties Trust                           5.13         2/15/2015           766
     1,000     Hospitality Properties Trust                           5.63         3/15/2017         1,096
                                                                                                 ---------
                                                                                                     2,983
                                                                                                 ---------
               THRIFTS & MORTGAGE FINANCE (0.4%)
     2,000     Chittenden Corp.                                       0.92 (a)     2/14/2017         1,984
                                                                                                 ---------
               Total Financials                                                                    197,222
                                                                                                 ---------

               HEALTH CARE (2.6%)
               ------------------
               HEALTH CARE EQUIPMENT (0.4%)
     2,000     Mallinckrodt International Finance S.A. (d)            3.50         4/15/2018         1,972
                                                                                                 ---------
               HEALTH CARE FACILITIES (0.5%)
     1,691     HCA, Inc. (b)                                          2.65         2/02/2016         1,693
       995     HCA, Inc. (b)                                          2.90         3/31/2017           996
                                                                                                 ---------
                                                                                                     2,689
                                                                                                 ---------
               HEALTH CARE SERVICES (1.3%)
     2,763     Express Scripts Holding Co. (b)                        1.90         8/29/2016         2,766
     1,922     Fresenius Medical Care AG & Co. KGaA (b)               1.99        10/30/2017         1,921
       768     Laboratory Corp. of America Holdings                   2.20         8/23/2017           778
     2,000     Quest Diagnostics, Inc.                                2.70         4/01/2019         1,999
                                                                                                 ---------
                                                                                                     7,464
                                                                                                 ---------
               PHARMACEUTICALS (0.4%)
     2,000     AbbVie, Inc.                                           1.00 (a)    11/06/2015         2,021
                                                                                                 ---------
               Total Health Care                                                                    14,146
                                                                                                 ---------
               INDUSTRIALS (2.0%)
               ------------------
               AIRLINES (0.5%)
     1,500     Aviation Capital Group Corp. (d)                       3.88         9/27/2016         1,555
     1,092     Continental Airlines, Inc. "B" Pass-Through Trust      6.25         4/11/2020         1,165
                                                                                                 ---------
                                                                                                     2,720
                                                                                                 ---------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
     1,500     CNH Capital, LLC                                       3.88        11/01/2015         1,549
       500     CNH Capital, LLC                                       3.25         2/01/2017           513
                                                                                                 ---------
                                                                                                     2,062
                                                                                                 ---------
               TRUCKING (1.1%)
     1,000     Penske Truck Leasing Co., LP / PTL Finance Corp. (d)   2.50         7/11/2014         1,005
     3,000     Penske Truck Leasing Co., LP / PTL Finance Corp. (d)   3.13         5/11/2015         3,075
     1,000     Penske Truck Leasing Co., LP / PTL Finance Corp. (d)   2.50         3/15/2016         1,025
     1,000     Penske Truck Leasing Co., LP / PTL Finance Corp. (d)   2.88         7/17/2018         1,017
                                                                                                 ---------
                                                                                                     6,122
                                                                                                 ---------
               Total Industrials                                                                    10,904
                                                                                                 ---------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (0.5%)
               -----------------------------
               ELECTRONIC COMPONENTS (0.5%)
$    3,000     Amphenol Corp.                                         2.55%        1/30/2019     $   2,992
                                                                                                 ---------
               MATERIALS (0.7%)
               ----------------
               ALUMINUM (0.2%)
     1,000     Alcoa, Inc.                                            5.55         2/01/2017         1,094
                                                                                                 ---------
               DIVERSIFIED METALS & MINING (0.3%)
     2,000     Freeport-McMoRan Copper & Gold, Inc.                   2.38         3/15/2018         1,996
                                                                                                 ---------
               SPECIALTY CHEMICALS (0.2%)
     1,000     Ashland, Inc.                                          3.00         3/15/2016         1,025
                                                                                                 ---------
               Total Materials                                                                       4,115
                                                                                                 ---------
               TELECOMMUNICATION SERVICES (0.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     2,000     Verizon Wireless Capital, LLC                          2.50         9/15/2016         2,072
                                                                                                 ---------
               UTILITIES (1.4%)
               ------------------
               ELECTRIC UTILITIES (1.1%)
     2,000     FirstEnergy Corp.                                      2.75         3/15/2018         1,996
     2,000     IPALCO Enterprises, Inc.                               5.00         5/01/2018         2,125
       710     PPL Energy Supply, LLC                                 5.70        10/15/2015           757
     1,186     Trans-Allegheny Interstate Line Co. (d)                4.00         1/15/2015         1,215
                                                                                                 ---------
                                                                                                     6,093
                                                                                                 ---------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     1,750     Curtis Palmer, Inc. (d)                                5.90         7/15/2014         1,764
                                                                                                 ---------
               Total Utilities                                                                       7,857
                                                                                                 ---------
               Total Corporate Obligations (cost: $268,943)                                        271,114
                                                                                                 ---------
               EURODOLLAR AND YANKEE OBLIGATIONS (20.0%)

               CONSUMER DISCRETIONARY (2.4%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (2.4%)
     2,000     Daimler Finance N.A., LLC (d)                          0.84 (a)     1/09/2015         2,008
     1,000     Daimler Finance N.A., LLC (d)                          1.65         4/10/2015         1,008
     1,000     Daimler Finance N.A., LLC (d)                          0.92 (a)     8/01/2016         1,010
     1,200     Hyundai Capital Services, Inc. (d)                     1.04 (a)     3/18/2017         1,202
     1,375     Nissan Motor Acceptance Corp. (d)                      4.50         1/30/2015         1,420
     1,000     Nissan Motor Acceptance Corp. (d)                      0.94 (a)     9/26/2016         1,006
     1,765     Nissan Motor Acceptance Corp. (d)                      0.79 (a)     3/03/2017         1,769
     3,000     Nissan Motor Acceptance Corp. (d)                      1.95         9/12/2017         3,016
     1,000     Nissan Motor Acceptance Corp. (d)                      2.35         3/04/2019           995
                                                                                                 ---------
                                                                                                    13,434
                                                                                                 ---------
               Total Consumer Discretionary                                                         13,434
                                                                                                 ---------
               ENERGY (3.0%)
               -------------
               INTEGRATED OIL & GAS (2.6%)
     2,000     BP Capital Markets plc                                 0.66 (a)    11/07/2016         2,009
     3,495     BP Capital Markets plc                                 1.63         8/17/2017         3,496
     2,000     Petrobras Global Finance B.V.                          1.85 (a)     5/20/2016         1,982
     2,000     Petrobras International Finance Co.                    3.88         1/27/2016         2,059
     2,000     Petrobras International Finance Co.                    3.50         2/06/2017         2,027
     3,000     TransCanada PipeLines Ltd.                             0.91 (a)     6/30/2016         3,023
                                                                                                 ---------
                                                                                                    14,596
                                                                                                 ---------

================================================================================

5  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
$    2,000     Woodside Finance Ltd. (d)                              4.50%       11/10/2014     $   2,046
                                                                                                 ---------
               Total Energy                                                                         16,642
                                                                                                 ---------

               FINANCIALS (7.8%)
               -----------------
               DIVERSIFIED BANKS (5.6%)
     1,400     Abbey National Treasury Services                       1.82 (a)     4/25/2014         1,402
     2,000     Abbey National Treasury Services                       0.74 (a)     3/13/2017         2,001
     2,000     ABN AMRO Bank N.V. (d)                                 1.38         1/22/2016         2,018
     2,000     ABN AMRO Bank N.V. (d)                                 1.04 (a)    10/28/2016         2,013
     1,000     ANZ New Zealand International Ltd. (d)                 3.13         8/10/2015         1,033
     1,000     ANZ New Zealand International Ltd. (d)                 1.85        10/15/2015         1,017
       970     Commonwealth Bank of Australia (d)                     3.75        10/15/2014           988
     1,500     Commonwealth Bank of Australia                         1.95         3/16/2015         1,522
     2,000     Commonwealth Bank of Australia (d)                     0.73 (a)     9/20/2016         2,011
     1,500     National Australia Bank Ltd. (d)                       0.96 (a)     4/11/2014         1,500
     1,000     National Australia Bank Ltd. (d)                       1.19 (a)     7/25/2014         1,003
     1,000     Norddeutsche Landesbank Girozentrale (d)               0.88        10/16/2015         1,004
     1,950     Rabobank Nederland (d)                                 3.20         3/11/2015         2,003
     3,500     Santander Holdings USA, Inc.                           3.00         9/24/2015         3,606
     2,225     Standard Chartered Bank (d)                            6.40         9/26/2017         2,526
     2,250     Standard Chartered plc (d)                             1.18 (a)     5/12/2014         2,253
     2,000     Standard Chartered plc (d)                             3.20         5/12/2016         2,088
     1,000     Sumitomo Mitsui Banking Corp. (d)                      1.19 (a)     7/22/2014         1,003
                                                                                                 ---------
                                                                                                    30,991
                                                                                                 ---------
               DIVERSIFIED CAPITAL MARKETS (0.4%)
     2,000     Deutsche Bank AG                                       0.85 (a)     2/13/2017         2,008
                                                                                                 ---------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
     2,000     ING Bank N.V. (d)                                      1.87 (a)     9/25/2015         2,042
     2,000     ING Bank N.V. (d)                                      2.00         9/25/2015         2,033
     2,000     ING Bank N.V. (d)                                      1.18 (a)     3/07/2016         2,019
                                                                                                 ---------
                                                                                                     6,094
                                                                                                 ---------
               PROPERTY & CASUALTY INSURANCE (0.7%)
     2,000     QBE Insurance Group Ltd. (d)                           2.40         5/01/2018         1,958
     2,000     Suncorp-Metway Ltd. (d)                                0.93 (a)     3/28/2017         2,001
                                                                                                 ---------
                                                                                                     3,959
                                                                                                 ---------
               Total Financials                                                                     43,052
                                                                                                 ---------
               INDUSTRIALS (3.0%)
               ------------------
               AIRPORT SERVICES (0.6%)
     3,000     Heathrow Funding Ltd. (d)                              2.50         6/25/2015         3,037
                                                                                                 ---------
               DIVERSIFIED SUPPORT SERVICES (0.9%)
     5,000     Brambles USA, Inc. (d)                                 3.95         4/01/2015         5,143
                                                                                                 ---------
               INDUSTRIAL CONGLOMERATES (1.2%)
     2,525     Hutchison Whampoa International Ltd. (d)               4.63         9/11/2015         2,662
     4,000     Hutchison Whampoa International Ltd. (d)               2.00        11/08/2017         4,034
                                                                                                 ---------
                                                                                                     6,696
                                                                                                 ---------
               RAILROADS (0.3%)
     1,500     Asciano Finance Ltd. (d)                               3.13         9/23/2015         1,539
                                                                                                 ---------
               Total Industrials                                                                    16,415
                                                                                                 ---------
               MATERIALS (3.5%)
               ----------------
               DIVERSIFIED METALS & MINING (2.2%)
     2,000     Glencore Funding, LLC (d)                              6.00         4/15/2014         2,004
     2,000     Glencore Funding, LLC (d)                              1.70         5/27/2016         2,008
     3,000     Rio Tinto Finance USA plc                              1.07 (a)     6/17/2016         3,027

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
$    1,000     Vedanta Resources plc (d)                              6.75%        6/07/2016     $   1,056
     1,750     Xstrata Finance Canada Ltd. (d)                        2.85        11/10/2014         1,767
     2,000     Xstrata Finance Canada Ltd. (d)                        2.05        10/23/2015         2,024
                                                                                                 ---------
                                                                                                    11,886
                                                                                                 ---------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
     3,000     Yara International ASA (d)                             5.25        12/15/2014         3,086
                                                                                                 ---------
               STEEL (0.7%)
     2,000     ArcelorMittal                                          4.25         2/25/2015         2,048
     2,000     ArcelorMittal                                          4.25         3/01/2016         2,085
                                                                                                 ---------
                                                                                                     4,133
                                                                                                 ---------
               Total Materials                                                                      19,105
                                                                                                 ---------

               UTILITIES (0.3%)
               ----------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     1,500     Transalta Corp.                                        4.75         1/15/2015         1,545
                                                                                                 ---------
               Total Eurodollar and Yankee Obligations (cost: $109,362)                            110,193
                                                                                                 ---------
               ASSET-BACKED SECURITIES (5.6%)

               FINANCIALS (5.6%)
               -----------------
               ASSET-BACKED FINANCING (5.6%)
     2,000     AmeriCredit Automobile Receivables Trust               4.26         2/08/2017         2,076
     2,000     AmeriCredit Automobile Receivables Trust               4.00         5/08/2017         2,067
     1,005     AmeriCredit Automobile Receivables Trust               2.42         5/08/2018         1,031
     2,582     Arran Residential Mortgages Funding plc (d)            1.69 (a)    11/19/2047         2,612
     2,200     California Republic Auto Receivables Trust             2.30        12/16/2019         2,186
     2,500     Chase Issuance Trust                                   0.62 (a)     4/15/2019         2,480
     1,000     Credit Acceptance Auto Loan Trust (d)                  1.21        10/15/2020         1,001
     1,000     Credit Acceptance Auto Loan Trust (d)                  1.83         4/15/2021         1,005
       385     Enterprise Fleet Financing, LLC (d)                    1.62         5/20/2017           385
     1,464     Exeter Automobile Receivables Trust (d)                1.49        11/15/2017         1,470
     2,891     Exeter Automobile Receivables Trust (d)                1.29         5/15/2018         2,895
     1,000     GE Dealer Floorplan Master Note Trust                  0.56 (a)     4/20/2018         1,003
     3,000     GE Equipment Small Ticket, LLC (d)                     1.39         7/24/2020         3,020
     1,551     Gracechurch Mortgage Financing plc (d)                 1.78 (a)    11/20/2056         1,568
       289     Holmes Master Issuer plc (d)                           1.64 (a)    10/15/2054           289
     1,110     Holmes Master Issuer plc (d)                           1.79 (a)    10/15/2054         1,119
     2,250     Prestige Auto Receivables Trust (d)                    0.97         3/15/2018         2,250
       375     Santander Drive Auto Receivables Trust                 2.35        11/16/2015           376
     1,855     Santander Drive Auto Receivables Trust                 4.01         2/15/2017         1,921
        58     Santander Drive Auto Receivables Trust (d)             1.48         5/15/2017            58
        17     SLC Student Loan Trust                                 0.36 (a)     1/15/2019            17
                                                                                                 ---------
                                                                                                    30,829
                                                                                                 ---------
               Total Financials                                                                     30,829
                                                                                                 ---------
               Total Asset-Backed Securities (cost: $30,635)                                        30,829
                                                                                                 ---------
               COMMERCIAL MORTGAGE SECURITIES (11.7%)

               FINANCIALS (11.7%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (11.7%)
        72     Banc of America Commercial Mortgage, Inc.              4.50         7/10/2043            72
     1,500     Banc of America Commercial Mortgage, Inc.              4.73         7/10/2043         1,548
     2,405     Banc of America Commercial Mortgage, Inc.              5.68         7/10/2046         2,627
       199     Banc of America Commercial Mortgage, Inc.              5.62         2/10/2051           198
     2,000     Banc of America Commercial Mortgage, Inc.              6.46         2/10/2051         2,263
       422     Bear Stearns Commercial Mortgage Securities, Inc.      5.61         3/11/2039           427

================================================================================

7  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
$    2,000     Bear Stearns Commercial Mortgage Securities, Inc.      5.41%       12/11/2040     $   2,100
     1,399     Bear Stearns Commercial Mortgage Securities, Inc.      4.67         6/11/2041         1,448
     1,000     CGWF Commercial Mortgage Trust (d)                     1.11        11/15/2030         1,001
     1,000     Chase Commercial Mortgage Securities Corp. (d)         6.56         5/18/2030         1,045
     1,493     Citigroup Deutsche Bank Commercial Mortgage Trust      5.28        12/11/2049         1,534
     1,000     Commercial Mortgage Trust (d)                          1.67        10/13/2028         1,007
     1,700     Commercial Mortgage Trust (d)                          1.76         2/13/2032         1,703
       520     Commercial Mortgage Trust                              5.97         6/10/2046           560
     2,726     Commercial Mortgage Trust                              1.28         8/10/2046         2,729
     1,478     Credit Suisse First Boston Mortgage Securities Corp.   4.83         4/15/2037         1,523
       999     GE Capital Commercial Mortgage Corp.                   5.49        11/10/2045         1,002
     2,000     Greenwich Capital Commercial Funding Corp.             6.01         7/10/2038         2,179
     3,000     GS Mortgage Securities Corp. II                        5.62         4/10/2038         3,224
     1,907     GS Mortgage Securities Corp. II                        4.75         7/10/2039         1,962
    47,832     GS Mortgage Securities Trust, acquired
                  1/02/2014; cost $1,948(d),(f)                       1.25         3/10/2044         1,846
     1,523     GS Mortgage Securities Trust                           1.21         7/10/2046         1,524
     2,000     Hilton USA Trust (d)                                   1.66        11/05/2030         2,005
     1,000     Hilton USA Trust (d)                                   3.37        11/05/2030         1,016
     1,000     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (d)                                1.10        12/15/2030         1,001
     2,000     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (d)                                1.90        12/15/2030         2,002
     1,398     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    4.65         1/12/2037         1,401
     2,551     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.12         7/15/2041         2,564
     1,155     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.46         1/12/2043         1,223
     1,300     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (d)                                3.62        11/15/2043         1,378
       391     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.45        12/12/2043           390
       849     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.43        12/15/2044           860
       444     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    6.03         4/15/2045           459
     1,000     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp. (d)                                4.39         2/15/2046         1,089
       562     J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                                    5.82         2/12/2051           564
       347     LB-UBS Commercial Mortgage Trust                       5.17        11/15/2030           349
       137     LB-UBS Commercial Mortgage Trust                       4.57         1/15/2031           143
     2,383     LB-UBS Commercial Mortgage Trust                       5.16         2/15/2031         2,532
        12     LB-UBS Commercial Mortgage Trust                       5.40         2/15/2040            12
       902     Merrill Lynch-Countrywide Commercial Mortgage Trust    6.05         8/12/2049           909
       528     Morgan Stanley Capital I, Inc.                         4.97         8/13/2042           534
     2,030     Morgan Stanley Capital I, Inc.                         5.33         3/15/2044         2,063
     3,000     SCG Trust (d)                                          1.56        11/15/2026         3,010
       500     Timberstar Trust (d)                                   6.21        10/15/2036           525
       275     Wachovia Bank Commercial Mortgage Trust                5.58         3/15/2045           276
       348     Wachovia Bank Commercial Mortgage Trust                5.94         6/15/2045           353
     3,000     Wells Fargo Commercial Mortgage Trust (d),(g)          1.18         2/15/2027         3,000
     1,000     Wells Fargo Commercial Mortgage Trust (d),(g)          1.50         2/15/2027         1,000
                                                                                                 ---------
                                                                                                    64,180
                                                                                                 ---------
               Total Financials                                                                     64,180
                                                                                                 ---------
               Total Commercial Mortgage Securities (cost: $63,946)                                 64,180
                                                                                                 ---------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (0.6%)(i)

               COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
$   14,068     Fannie Mae (+)                                         2.33%       12/25/2019     $   1,098
    22,497     Freddie Mac (+)                                        1.74         4/25/2017           897
     5,264     Freddie Mac (+)                                        3.08         1/25/2019           624
     6,160     Freddie Mac (+)                                        1.39        11/25/2019           392
                                                                                                 ---------
                                                                                                     3,011
                                                                                                 ---------
               Total U.S. Government Agency Issues (cost: $2,995)                                    3,011
                                                                                                 ---------
               MUNICIPAL BONDS (4.9%)

               AGRICULTURAL PRODUCTS (0.4%)
     2,000     Washington County                                      1.38         9/01/2030(h)      2,021
                                                                                                 ---------
               AIRPORT/PORT (0.4%)
     1,000     Chicago Midway Airport                                 3.53         1/01/2041(h)      1,037
     1,000     Louisiana Offshore Terminal Auth.                      2.20        10/01/2040(h)      1,002
                                                                                                 ---------
                                                                                                     2,039
                                                                                                 ---------
               EDUCATION (0.1%)
       855     Pinellas County Educational Facilities Auth.           5.00        10/01/2014           875
                                                                                                 ---------
               ELECTRIC UTILITIES (0.5%)
     3,000     Beaver County IDA                                      2.20         1/01/2035(h)      2,996
                                                                                                 ---------
               ELECTRIC/GAS UTILITIES (1.1%)
     1,000     Jackson Energy Auth.                                   1.50         4/01/2017         1,009
     5,000     South Carolina Public Service Auth.                    1.26 (a)     6/01/2016         5,025
                                                                                                 ---------
                                                                                                     6,034
                                                                                                 ---------
               ENVIRONMENTAL & FACILITIES SERVICES (1.3%)
     1,000     California Pollution Control Financing Auth.           2.63        12/01/2027(h)      1,003
     2,000     Maricopa County IDA                                    2.63        12/01/2031(h)      2,006
     3,000     Michigan Strategic Fund                                1.50         8/01/2027(h)      3,005
     1,000     South Carolina Jobs EDA                                1.88        11/01/2016         1,013
                                                                                                 ---------
                                                                                                     7,027
                                                                                                 ---------
               GENERAL OBLIGATION (0.6%)
     1,760     Illinois State                                         4.42         4/01/2015         1,825
     1,250     Town of Stratford                                      2.49         8/15/2017         1,298
                                                                                                 ---------
                                                                                                     3,123
                                                                                                 ---------
               INTEGRATED OIL & GAS (0.3%)
     1,900     Whiting Environmental Facilities                       2.80         6/01/2044(h)      1,908
                                                                                                 ---------
               PAPER PRODUCTS (0.1%)
       660     Savannah EDA                                           5.10         8/01/2014           669
                                                                                                 ---------
               TOLL ROADS (0.1%)
       500     Tampa-Hillsborough County Expressway Auth.             1.79         7/01/2017           501
                                                                                                 ---------
               Total Municipal Bonds (cost: $26,982)                                                27,193
                                                                                                 ---------

================================================================================

9  | USAA Ultra Short-Term Bond Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                              COUPON                           VALUE
(000)          SECURITY                                               RATE          MATURITY         (000)
----------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (8.6%)

               VARIABLE-RATE DEMAND NOTES (8.6%)

               CONSUMER DISCRETIONARY (0.7%)
               -----------------------------
               EDUCATION SERVICES (0.7%)
$    3,920     Frisch School (LOC - Santander Bank, N.A.)             1.27%        5/01/2036     $   3,920
                                                                                                 ---------
               ENERGY (0.3%)
               -------------
               OIL & GAS REFINING & MARKETING (0.3%)
     1,800     Port of Port Arthur Navigation District                0.24        12/01/2039         1,800
                                                                                                 ---------
               FINANCIALS (1.5%)
               -----------------
               REAL ESTATE OPERATING COMPANIES (1.5%)
     4,250     MOBR 04, LLC  (LOC - Compass Bank)                     1.65         9/01/2024         4,250
     4,000     New York City Housing Dev. Corp. (LOC - RBS
                  Citizens, N.A.)                                     0.36         3/01/2048         4,000
                                                                                                 ---------
                                                                                                     8,250
                                                                                                 ---------
               Total Financials                                                                      8,250
                                                                                                 ---------

               INDUSTRIALS (0.9%)
               ------------------
               AIRPORT SERVICES (0.9%)
     4,950     Metropolitan Nashville Airport Auth. (LOC -
                  Regions Bank)(e)                                    2.12         4/01/2030         4,950
                                                                                                 ---------
               MATERIALS (0.9%)
               ----------------
               STEEL (0.9%)
       522     Decatur IDB                                            0.37         8/01/2036           522
     4,325     Indiana Finance Auth. (LOC - Banco Bilbao
                  Vizcaya Argentaria S.A.)                            0.55         8/01/2030         4,325
                                                                                                 ---------
                                                                                                     4,847
                                                                                                 ---------
               Total Materials                                                                       4,847
                                                                                                 ---------
               MUNICIPAL BONDS (4.1%)
               ----------------------
               APPROPRIATED DEBT (2.2%)
    12,000     Allegheny County (INS)(LIQ)                            0.34        11/01/2039        12,000
                                                                                                 ---------
               EDUCATION (0.5%)
     2,675     California Infrastructure and Economic Dev.
                  Bank (LOC - California Bank & Trust)                0.38        10/01/2028         2,675
                                                                                                 ---------
               MULTIFAMILY HOUSING (1.4%)
     1,140     Albany Housing Auth. (LOC - RBS Citizens, N.A.)        0.49        12/01/2025         1,140
     3,000     Dallas Housing Finance Corp. (LIQ)(NBGA)(d)            1.00         9/01/2019         3,000
     1,700     Florida Housing Finance Corp. (LOC - SunTrust Bank)    0.33         4/01/2034         1,700
     1,965     Southeast Texas Housing Finance Corp. (LIQ)(NBGA)(d)   1.00         6/01/2019         1,965
                                                                                                 ---------
                                                                                                     7,805
                                                                                                 ---------
               Total Municipal Bonds                                                                22,480
                                                                                                 ---------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                              COUPON                            VALUE
(000)          SECURITY                                               RATE          MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
               UTILITIES (0.2%)
               ----------------
               WATER UTILITIES (0.2%)
$      930     Iowa Finance Auth. (LOC - Societe Generale)            0.35%       11/01/2017    $       930
                                                                                                -----------
               Total Variable-Rate Demand Notes                                                      47,177
                                                                                                -----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.0%)
   137,791     State Street Institutional Liquid Reserve Fund, 0.08%(j)                                 138
                                                                                                -----------
               Total Money Market Instruments (cost: $47,315)                                        47,315
                                                                                                -----------

               TOTAL INVESTMENTS (COST: $550,178)                                               $   553,835
                                                                                                ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
   Corporate Obligations                      $          --     $   271,114     $         --     $  271,114
   Eurodollar and Yankee Obligations                     --         110,193               --        110,193
   Asset-Backed Securities                               --          30,829               --         30,829
   Commercial Mortgage Securities                        --          60,180            4,000         64,180
   U.S. Government Agency Issues                         --           3,011               --          3,011
   Municipal Bonds                                       --          27,193               --         27,193
Money Market Instruments:
   Variable-Rate Demand Notes                            --          47,177               --         47,177
   Money Market Funds                                   138              --               --            138
-----------------------------------------------------------------------------------------------------------
Total                                         $         138     $   549,697     $      4,000     $  553,835
-----------------------------------------------------------------------------------------------------------

                                                                                 COMMERCIAL
                                                                        MORTGAGE SECURITIES
-------------------------------------------------------------------------------------------
Balance as of December 31, 2013                                                      $    -
Purchases                                                                             4,000
Sales                                                                                     -
Transfers into Level 3                                                                    -
Transfers out of Level 3                                                                  -
Net realized gain (loss) on investments                                                   -
Change in net unrealized appreciation/depreciation of
investments                                                                               -
-------------------------------------------------------------------------------------------
Balance as of March 31, 2014                                                         $4,000
-------------------------------------------------------------------------------------------

For the period of January 1, 2014, through March 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

11  | USAA Ultra Short-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares) and Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

12  | USAA Ultra Short-Term Bond Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

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13  | USAA Ultra Short-Term Bond Fund

================================================================================

indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain bonds, valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by market quotations obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of March 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2014, were $4,059,000 and $402,000, respectively, resulting in net unrealized appreciation of $3,657,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $550,022,000 at March 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.0% of net assets at March 31, 2014.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA      Economic Development Authority
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
REIT     Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citigroup, Inc. or PNC Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Citigroup, Inc.

================================================================================

15  | USAA Ultra Short-Term Bond Fund

================================================================================

SPECIFIC NOTES

(a) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2014.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) At March 31, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $2,496,000.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) At March 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2014, was $1,846,000, which represented 0.3% of the Fund's net assets.
(g) Security was fair valued at March 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,000, which represented 0.7% of net assets of the Fund.
(h) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
      GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(j) Rate represents the money market fund annualized seven-day yield at March 31, 2014.

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17  | USAA Ultra Short-Term Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     05/23/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/30/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/27/2014
         ------------------------------